Debentures (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debentures Details1 [Line Items]
Debentures principal balance	$ (39,658)	$ (41,375)
Principal component of quarterly payment [member]
Debentures Details1 [Line Items]
Debentures principal balance	6,443
Principal component of quarterly payment [member] | 2023
Debentures Details1 [Line Items]
Debentures principal balance	2,215
Principal component of quarterly payment [member] | 2024
Debentures Details1 [Line Items]
Debentures principal balance	2,358
Principal component of quarterly payment [member] | 2025
Debentures Details1 [Line Items]
Debentures principal balance	1,870
Principal due on maturity [member]
Debentures Details1 [Line Items]
Debentures principal balance	33,215
Principal due on maturity [member] | 2025
Debentures Details1 [Line Items]
Debentures principal balance	33,215
Debuntures [Member]
Debentures Details1 [Line Items]
Debentures principal balance	$ 39,658
Borrowings, maturity	July 2, 2025
Debuntures [Member] | 2023
Debentures Details1 [Line Items]
Debentures principal balance	$ 2,215
Debuntures [Member] | 2024
Debentures Details1 [Line Items]
Debentures principal balance	2,358
Debuntures [Member] | 2025
Debentures Details1 [Line Items]
Debentures principal balance	$ 35,085